Expense Example - Brandes International Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years	I 1 Year	I 3 Years	I 5 Years	I 10 Years
USD ($)	684	916	1,166	1,879	292	594	1,021	2,212	77	270	479	1,082	87	290	511	1,145